DUE TO BANKS AND CORRESPONDENTS - Schedule of Due to Banks and Correspondents Maturities (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents maturities	S/ 10,632,471	S/ 10,721,829
Lines of credit granted by various local and foreign financial institutions	10,622,500	10,371,800
Up to 3 months
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents maturities	3,008,544	2,137,820
From 3 months to 1 year
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents maturities	1,384,347	3,320,059
From 1 to 3 years
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents maturities	2,780,799	1,662,047
From 3 to 5 years
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents maturities	773,823	824,015
More than 5 years
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents maturities	S/ 2,684,958	S/ 2,777,888